Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 6 – GOODWILL

In 2011, the Company acquired Intra-Ship Integrated Gateway business from Hyundai BS&C Co., Ltd. and recognized the goodwill of ￦1,430,625 thousand along with the other identifiable assets and liabilities.

The Company assessed relevant events and circumstances in evaluating whether it was more likely than not that its fair value of the reporting unit was less than reporting unit’s carrying amount. The Company concluded that it is more likely than not that the fair value of a reporting unit is not less than its carrying amount and did not perform the two–step impairment test.

NOTE 6 – GOODWILL

In 2011, the Company acquired Intra-Ship Integrated Gateway business from Hyundai BS&C Co., Ltd. and recognized the goodwill of ￦1,430,625 thousand along with the other identifiable assets and liabilities.

The Company assessed relevant events and circumstances in evaluating whether it was more likely than not that its fair value of the reporting unit was less than reporting unit’s carrying amount. The Company concluded that it is more likely than not that the fair value of a reporting unit is not less than its carrying amount and did not perform the two–step impairment test.